COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group has entered into lease agreements for certain offices and warehouses which it operates. Such leases are classified as operating leases. The Group’s lease expenses for the years ended December 31, 2016, 2017 and 2018 were RMB24,038, RMB23,871 and RMB27,089 respectively.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2018 were as follows:

Years Ending December 31,
2019	30,443
2020	27,496
2021	14,322
2022	8,299
2023	7,835
Thereafter	16,509
Total	104,904

(b) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of its business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the financial statements.